Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue from Related Parties [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction					$ 126	$ 168,976
Purchase from Related Parties [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction					77,520	121,411
Equipment Purchased from Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction					$ 293,220	690,367
Sales of Products [Member] | Revenue from Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Jau Long “Jerry” Ooi is a common shareholder
Related Party Transaction, Description of Transaction						166,139
Revenue from Related Parties					Sales of products
Sales of Products [Member] | Revenue from Related Parties [Member] | Matrix Ideal Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Yu Weng Lok is a common shareholder
Related Party Transaction, Description of Transaction					$ 126	2,837
Revenue from Related Parties					Sales of products
Purchase of Products [Mebmer] | Purchase from Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship			Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Related Party Transaction, Description of Transaction	$ 181	$ 12,310	$ 25,594	$ 20,511	$ 22,036	54,328
Revenue from Related Parties					Purchase of products
Purchase of Products [Mebmer] | Purchase from Related Parties [Member] | The Evolutionary Zeal Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Jay Long “Jerry” Ooi is a common shareholder
Related Party Transaction, Description of Transaction						18,824
Revenue from Related Parties					Purchase of products
Purchase of Services [Member] | Equipment Purchased from Related Party [Member] | World Cloud Ventures Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Shareholder of TGL
Related Party Transaction, Description of Transaction					$ 55,484	48,259
Revenue from Related Parties					Purchase of Services
Purchase of Equipment [Member] | Equipment Purchased from Related Party [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship			Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Related Party Transaction, Description of Transaction	$ 1,003	$ 11,001	$ 13,149	$ 49,656	$ 52,328
Revenue from Related Parties					Purchase of equipment
Consulting Fees [Member] | Equipment Purchased from Related Party [Member] | V Capital Investment Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity beginning on June 1, 2021.
Related Party Transaction, Description of Transaction						75,000
Revenue from Related Parties					Consulting fees
Consulting Fees [Member] | Equipment Purchased from Related Party [Member] | Imej Jiwa Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity
Related Party Transaction, Description of Transaction					$ 2,744
Revenue from Related Parties					Consulting fess
Consulting Fees [Member] | Equipment Purchased from Related Party [Member] | True Sight Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Relationship					Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity
Related Party Transaction, Description of Transaction					$ 290,476	$ 615,367
Revenue from Related Parties					Consulting fees